Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial instruments [line items]
Other non-current assets	€ 205	€ 876
Trade and other receivables	306	12
Other current assets	8,474	6,337
Cash and cash equivalents	53,339	33,699
Financial liabilities – non-current portion	12,762	15,232
Lease liabilities - non-current portion	2,980	8,162
Financial liabilities – current portion	5,774	164
Lease liabilities - current portion	1,027	1,817
Trade and other payables	11,994	14,154
Other current liabilities	6,907	3,870
Total financial liabilities	18,536
Financial liabilities at carrying value, category
Disclosure of financial instruments [line items]
Financial liabilities – non-current portion	12,762	15,232
Lease liabilities - non-current portion	2,980	8,162
Financial liabilities – current portion	5,774	164
Lease liabilities - current portion	1,027	1,817
Trade and other payables	11,994	14,154
Other current liabilities	6,846	3,777
Total financial liabilities	41,383	43,306
Financial liabilities at amortised cost, category
Disclosure of financial instruments [line items]
Financial liabilities – non-current portion	12,762	15,232
Lease liabilities - non-current portion	2,980	8,162
Financial liabilities – current portion	5,774	164
Lease liabilities - current portion	1,027	1,817
Trade and other payables	11,994	14,154
Other current liabilities	6,846	3,777
Total financial liabilities	41,383	43,306
Financial liabilities at fair value, class
Disclosure of financial instruments [line items]
Financial liabilities – non-current portion	12,762	15,232
Lease liabilities - non-current portion	2,980	8,162
Financial liabilities – current portion	5,774	164
Lease liabilities - current portion	1,027	1,817
Trade and other payables	11,994	14,154
Other current liabilities	6,846	3,777
Total financial liabilities	41,383	43,306
Financial assets at carrying value, category
Disclosure of financial instruments [line items]
Other non-current assets	205	876
Other financial assets	707	1,260
Trade and other receivables	306	12
Other current assets	5,900	4,218
Cash and cash equivalents	53,339	33,699
Total financial assets	60,457	40,065
Financial assets at fair value through profit or loss, category
Disclosure of financial instruments [line items]
Cash and cash equivalents	53,339	33,699
Total financial assets	53,339	33,699
Financial assets at amortised cost, category
Disclosure of financial instruments [line items]
Other non-current assets	205	876
Other financial assets	707	1,260
Trade and other receivables	306	12
Other current assets	5,900	4,218
Total financial assets	7,118	6,366
Financial assets at fair value, class
Disclosure of financial instruments [line items]
Other non-current assets	205	876
Other financial assets	707	1,260
Trade and other receivables	306	12
Other current assets	5,900	4,218
Cash and cash equivalents	53,339	33,699
Total financial assets	€ 60,457	€ 40,065